INVENTORIES, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of
	June 30, 2025	December 31, 2024
Finished goods(1)	$3,965,855	$5,018,907
Raw materials(2)	6,537,935	3,573,860
Total Inventory	$10,503,790	$8,592,767

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the six months ended June 30, 2025 and 2024.